Industry and geographic information (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
Revenues by geographic location of customers are as follows:

(in thousands of U.S. dollars)	As of December 31,
	2011	2012	2013
Revenues
United Kingdom & Ireland	17,619	15,967	14,743
USA	3,694	3,890	3,444
France	1,763	2,930	3,675
Europe	9,524	3,313	581
Total Revenues	32,600	26,100	22,443

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country [Table Text Block]
The following is a summary of long-lived assets by geographic location:

(in thousands of U.S. dollars)	As of December 31,
	2012	2013

Long-lived assets:
USA	$60,260	$58,868
France	$31,966	$23,988
Total long-lived assets	$92,226	$82,856